Employee Stock Ownership Plan (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Oct. 04, 2012	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Common stock shares issued	270,768	22,486	22,486
Allocated converted shares from ESOP	59,650	96,268	82,136
Unallocated converted shares from ESOP	178,949
Total of ESOP	509,367	501,013.000	509,367.000
Allocation of eligible common stock under the ESOP	449,717	404,745	427,231
Period for allocated stock under ESOP		20 years
Borrowed amount for ESOP purchase		$ 3,600,000
Contributions to the ESOP		163,000	201,000
ESOP related expenses totaled		$ 229,000	$ 195,000
Former Participants [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated converted shares from ESOP		8,354